Schedule of net finance income (expense) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net Finance Income
Finance income		$ 619	$ 206	$ 881	$ 328
Income from investments and marketable securities (Government Bonds)		369	45	532	74
Other income, net		250	161	349	254
Finance expenses		(959)	(1,871)	(1,716)	(3,079)
Interest on finance debt		(693)	(904)	(1,223)	(1,656)
Unwinding of discount on lease liabilities		(334)	(297)	(624)	(592)
Discount and premium on repurchase of debt securities		(84)	(666)	(110)	(849)
Capitalized borrowing costs		297	266	535	478
Unwinding of discount on the provision for decommissioning costs		(137)	(195)	(267)	(384)
Other finance expenses , net		(8)	(75)	(27)	(76)
Foreign exchange gains (losses) and indexation charges		(2,858)	3,684	(1,767)	(869)
Foreign exchange gains (losses)	[1]	(1,640)	4,443	781	1,001
Reclassification of hedge accounting to the Statement of Income	[1]	(1,108)	(1,194)	(2,488)	(2,307)
Recoverable taxes inflation indexation income	[2]	24	461	45	474
Other foreign exchange gains (losses) and indexation charges, net		(134)	(26)	(105)	(37)
Total		$ (3,198)	$ 2,019	$ (2,602)	$ (3,620)

[1]	For more information, see notes 27.3a and 27.3c.
[2]	In 2021, includes PIS and Cofins inflation indexation income related to the exclusion of ICMS (VAT tax) from the basis of calculation.